Goodwill - Additional Information (Detail) (Goodwill, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Goodwill [Line Items]
Pledged as collateral to secure long term debt	$ 37,357	$ 33,798